Supplement to the

Fidelity® Advisor Leveraged Company Stock Fund

Class A (FLSAX), Class T (FLSTX), Class B (FLCBX), Class C (FLSCX), and Institutional Class (FLVIX)

A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

ALSF/ALSFIB-11-01 February 8, 2011
1.881210.103

Supplement to the
Fidelity AdvisorSM Balanced Fund
Class A, Class T, Class B, and Class C
October 30, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 10.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 11.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

AIG-11-01 February 8, 2011
1.744347.129

Supplement to the
Fidelity AdvisorSM Balanced Fund
Institutional Class
October 30, 2010
Prospectus

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 9.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 10.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

AIGI-11-01 February 8, 2011
1.744350.122

Supplement to the

Fidelity AdvisorSM Balanced Fund

Class A (FABLX), Class T (FAIGX), Class B (FAISX), Class C (FABCX), and Institutional Class (FAIOX)

A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information supplements the information found in the "Investment Policies and Limitations" section on page 14.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

AIG/AIGIB-11-01 February 8, 2011
1.890535.105

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity AdvisorSM Floating Rate High Income Fund	FFRAX	FFRTX	FFRBX	FFRCX	FFRIX
Fidelity Advisor High Income Fund	FHIAX	FHITX	FHCBX	FHNCX	FHNIX
Fidelity Advisor High Income Advantage Fund	FAHDX	FAHYX	FAHBX	FAHEX	FAHCX
Fidelity Advisor Value Fund	FAVFX	FTVFX	FBVFX	FCVFX	FVIFX

Funds of Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

ACOM10B-11-01 February 8, 2011
1.734041.148

Supplement to the

Fidelity Floating Rate High Income Fund (FFRHX)

A Class of shares of Fidelity® Advisor Floating Rate High Income Fund

A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

FHIB-11-01 February 8, 2011
1.811512.106

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Convertible Securities Fund	FACVX	FTCVX	FCBVX	FCCVX	FICVX
Fidelity Advisor Dividend Growth Fund	FADAX	FDGTX	FADBX	FDGCX	FDGIX
Fidelity Advisor Equity Growth Fund	EPGAX	FAEGX	EPGBX	EPGCX	EQPGX
Fidelity Advisor Equity Income Fund	FEIAX	FEIRX	FEIBX	FEICX	EQPIX
Fidelity Advisor Equity Value Fund	FAVAX	FAVTX	FAVBX	FAVCX	FAIVX
Fidelity Advisor Growth & Income Fund	FGIRX	FGITX	FGISX	FGIUX	FGIOX
Fidelity Advisor Growth Opportunities Fund	FAGAX	FAGOX	FABGX	FACGX	FAGCX
Fidelity Advisor Growth Strategies Fund	FGVAX	FGVTX	FGVBX	FGECX	FRVIX
Fidelity Advisor Large Cap Fund	FALAX	FALGX	FALHX	FLCCX	FALIX
Fidelity Advisor Mid Cap Fund	FMCDX	FMCAX	FMCBX	FMCEX	FMCCX
Fidelity Advisor Small Cap Fund	FSCDX	FSCTX	FSCBX	FSCEX	FSCIX
Fidelity Advisor Stock Selector All Cap Fund (formerly Fidelity Advisor Dynamic Capital Appreciation Fund)	FARAX	FRGTX	FRMBX	FRECX	FDCIX
Fidelity Advisor Strategic Growth Fund	FTQAX	FTQTX	FTQBX	FTQCX	FTQIX
Fidelity Advisor Value Strategies Fund	FSOAX	FASPX	FASBX	FVCSX	FASOX

Fidelity Advisor Convertible Securities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Convertible Securities Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust, and Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

ACOM11B-11-01 February 8, 2011
1.739097.138

Supplement to the

Fidelity® Equity-Income II Fund Class K (FETKX), Fidelity Growth Company Fund Class K (FGCKX),
Fidelity Growth Strategies Fund Class K (FAGKX), Fidelity Independence Fund Class K (FDFKX), and
Fidelity Value Strategies Fund Class K (FVSKX)

Fidelity Value Strategies Fund Class K is a Class of shares of Fidelity Advisor Value Strategies Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust, and Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

K-COM11B-11-01 February 8, 2011
1.881475.103

Supplement to the

Fidelity® Real Estate High Income Fund

A Fund of Fidelity Advisor® Series I

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

REHIB-11-01 February 8, 2011
1.789535.107

Supplement to the

Fidelity® Value Strategies Fund (FSLSX)
A Class of Fidelity Advisor® Value Strategies Fund

A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

SOIB-11-01 February 8, 2011
1.808160.110

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity® Advisor Emerging Markets Income Fund	FMKAX	FAEMX	FBEMX	FMKCX	FMKIX
Fidelity Advisor Mid Cap II Fund	FIIAX	FITIX	FIIBX	FIICX	FIIMX
Fidelity Advisor New Insights Fund	FNIAX	FNITX	FNIBX	FNICX	FINSX

Funds of Fidelity Advisor Series I, Fidelity Advisor Series VIII, and Fidelity Contrafund®

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

ACOM12B-11-01 February 8, 2011
1.863512.105